Aging Schedule (Excluding Interest Accrued Interest) for All Loans by Portfolio (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	177,724,992
Past due up to 3 months	1,231,686
Past due 3-6 months	504,730
Past due more than 6 mon ths	495,928
Total Amount	179,957,336	169,255,037
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	94,466,395
Past due up to 3 months	503,209
Past due 3-6 months	344,186
Past due more than 6 mon ths	475,897
Total Amount	95,789,687
Commercial Loan | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	58,870,975
Past due up to 3 months	365,186
Past due 3-6 months	154,889
Past due more than 6 mon ths	219,294
Total Amount	59,610,344	54,479,473
Commercial Loan | Other commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	34,062,816
Past due up to 3 months	99,789
Past due 3-6 months	184,567
Past due more than 6 mon ths	254,020
Total Amount	34,601,192	34,770,389
Commercial Loan | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,532,604
Past due up to 3 months	38,234
Past due 3-6 months	4,730
Past due more than 6 mon ths	2,583
Total Amount	1,578,151	1,559,652
Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	83,258,597
Past due up to 3 months	728,477
Past due 3-6 months	160,544
Past due more than 6 mon ths	20,031
Total Amount	84,167,649
Consumer Loan | Mortgage and home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	44,536,723
Past due up to 3 months	82,250
Past due 3-6 months	17,252
Past due more than 6 mon ths	10,218
Total Amount	44,646,443	40,022,157
Consumer Loan | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,853,336
Past due up to 3 months	511,724
Past due 3-6 months	114,209
Past due more than 6 mon ths	77
Total Amount	17,479,346	15,116,757
Consumer Loan | Other Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	21,868,538
Past due up to 3 months	134,503
Past due 3-6 months	29,083
Past due more than 6 mon ths	9,736
Total Amount	22,041,860	23,306,609